Joint Ventures and Associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Commitments to make purchases from joint ventures and associates	$ 1,674	$ 2,177
Commitments to provide debt or equity funding to joint ventures and associates	$ 900	$ 897